Significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Significant accounting policies
Summary of details of subsidiaries

Name of subsidiary	Principal activity	Registered office	Proportion of ownership interest and voting rights held 2022	2021
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialisation of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	100%

			Proportion of
			ownership
			interest and
			voting rights held
Name of subsidiary	Principal activity	Registered office	2021	2020
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialization of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	—%

Summary of estimated useful lives of property, plant and equipment

Asset class	Depreciation method and rate
Leasehold property under right of use	Straight line over term of lease
Computer equipment	3 years straight line
Leasehold improvements	5 – 9 years straight line

Summary of estimated useful lives of Intangible assets

Asset class	Amortization method and rate
IT software	3 years straight line